Combined Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Investment properties at cost	$ 5,210,439	$ 4,789,705		$ 4,724,829
Less - accumulated depreciation	2,069,421	1,974,949		1,832,035
Investment properties at cost, net	3,141,018	2,814,756		2,892,794
Cash and cash equivalents	120,808	25,857	28,644	30,986	22,611	19,698
Tenant receivables and accrued revenue, net	61,053	61,121		60,221
Investment in unconsolidated entities, at equity	5,242	3,554		3,775
Deferred costs and other assets	170,809	97,370		106,185
Total assets	3,498,930	3,002,658		3,093,961
LIABILITIES:
Mortgages	1,501,566	918,614		926,159
Accounts payable, accrued expenses, intangibles, and deferred revenues	152,004	151,011		159,717
Cash distributions and losses in partnerships and joint ventures, at equity	15,245	41,313		38,602
Other liabilities	23,561	7,195		14,627
Total liabilities	2,533,126	1,118,133		1,139,105
EQUITY:
SPG Equity		1,565,169		1,623,495
Noncontrolling interests	170,372	319,356		331,361
Total equity	965,804	1,884,525		1,954,856	1,952,567	1,619,940
Total liabilities and equity	$ 3,498,930	$ 3,002,658		$ 3,093,961